Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 94,849	$ 136,881	$ 77,528	$ 129,328
Trade & other receivables	6,048	4,842
Financial assets at fair value through other comprehensive income	2,347	2,080
Other non-current assets	1,956	1,724
Financial assets, Total	105,200	145,527
Trade and other payables	20,919	19,598
Borrowings	91,745	94,245
Contingent consideration	24,828	25,409
Warrant liability	6,055
Financial liabilities, Total	143,547	139,252
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	20,919	19,598
Borrowings	91,745	94,245
Financial liabilities, Total	112,664	113,843
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	24,828	25,409
Warrant liability	6,055
Financial liabilities, Total	30,883	25,409
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	94,849	136,881
Trade & other receivables	6,048	4,842
Other non-current assets	1,956	1,724
Financial assets, Total	102,853	143,447
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,347	2,080
Financial assets, Total	$ 2,347	$ 2,080